Leases (Details) - Schedule of Cash Flow Information ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Schedule of Cash Flow Information [Abstract]
Right-of-use assets obtained in exchange for new operating lease liabilities	¥ 6,603	$ 957	¥ 8,538	¥ 4,579
Derecognition of right-of use-assets	7,408	1,074
Derecognition of lease liabilities	¥ 5,658	$ 820